Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 394.0	$ 463.8
Accounts receivable	1,260.3	1,093.4
Inventories	1,697.0	1,091.5
Income taxes receivable	8.6	6.8
Other current assets	75.4	81.7
Total current assets	3,435.3	2,737.2
Property, plant and equipment	338.7	332.5
Right-of-use assets	113.8	101.0
Goodwill	324.2	198.6
Intangible assets	382.0	229.4
Deferred income taxes	47.7	39.9
Other non-current assets	25.2	25.5
Total assets	4,666.9	3,664.1
Current liabilities:
Current portion of borrowings under credit facility & lease obligations	51.5	99.8
Accounts payable	1,238.3	854.5
Accrued and other current liabilities	884.3	553.1
Income taxes payable	62.3	51.8
Current portion of provisions	17.1	19.0
Total current liabilities	2,253.5	1,578.2
Long-term portion of borrowings under credit facility & lease obligations	742.9	486.1
Pension and non-pension post-employment benefit obligations	107.5	117.3
Provisions and other non-current liabilities	39.8	41.2
Deferred income taxes	60.2	32.3
Total liabilities	3,203.9	2,255.1
Equity:
Capital stock	1,764.5	1,834.2
Treasury stock	(48.9)	(15.7)
Contributed surplus	1,029.8	974.5
Deficit	(1,255.6)	(1,368.8)
Accumulated other comprehensive loss	(26.8)	(15.2)
Total equity	1,463.0	1,409.0
Total liabilities and equity	$ 4,666.9	$ 3,664.1